Income Taxes - Schedule of Amount Computed Using the US Federal Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amount Computed Using the US Federal Income Tax Rate [Abstract]
Income tax (benefit)	$ (1,162,508)	$ (2,060,870)
Non-deductible	447,137	1,190,032
Change in valuation allowance	715,371	870,838
Income tax (benefit) per financial statements